MEZZANINE EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Nov. 03, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Redemption price per share (in dollars per share)	$ 1,000
Cash consideration	$ 65,000
Derivative liability was remeasured at a fair value		$ (9,300)		$ (13,600)
Gain on derivative, net		$ (4,300)		$ (17,400)
Convertible preferred stock, shares outstanding (in shares)		65,000,000	0	65,000,000	0	0
Stated liquidation preference (in dollars per share)		$ 1,000		$ 1,000
Dividend rate		18.00%		18.00%
Dividend rate thereafter		12.00%		12.00%
Accumulated undeclared dividends				$ 1,922	$ 0
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares)	35,000	35,000		35,000
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Cash consideration				$ 11,308
Convertible preferred stock, shares outstanding (in shares)		35,000		35,000
Stated liquidation preference (in dollars per share)		$ 1,000		$ 1,000
Liquidation preference totals		$ 37,700		$ 36,000
Accumulated undeclared dividends		$ 2,664	$ 0	$ 1,035	0
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares issued (in shares)	30,000	30,000		30,000
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Cash consideration				$ 16,601
Convertible preferred stock, shares outstanding (in shares)		30,000		30,000
Stated liquidation preference (in dollars per share)		$ 1,000		$ 1,000
Liquidation preference totals		$ 32,300		$ 30,900
Accumulated undeclared dividends		$ 2,283	$ 0	$ 887	$ 0